Loan Servicing - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	$ 1,326,000,000	$ 1,311,000,000	$ 1,347,000,000
Serviced sold mortgage loans with recourse	11,000,000	16,000,000
Mortgage loans sold with recourse, reserve	1,049,000	550,000
Mortgage servicing rights, discount rate	10.00%
Servicing fees included in other service income	$ 3,600,000	$ 3,600,000	$ 3,900,000
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	7.00%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	23.00%